Summary of Significant Accounting Policies (Q2) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Unaudited Interim Financial Information
Unaudited Interim Financial Information
The condensed consolidated balance sheet as of December 31, 2021 was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). The accompanying condensed consolidated financial statements, as of June 30, 2022 and for the three and six months ended June 30, 2022, are unaudited and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2021 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on March 24, 2022. In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the Company’s condensed consolidated financial position as of June 30, 2022 and condensed consolidated results of operations and cash flows for the three and six months ended June 30, 2022 and 2021 have been made. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2022.
The Accumulated Deficit balance as of March 31, 2021 as presented in the Condensed Consolidated Statement of Stockholders’ Equity included in the prior financial statements as of and for the period ended March 31, 2022 was incorrectly stated due to a typographical error and has been corrected in the Condensed Consolidated Statement of Stockholders’ Equity for the current period. The correct accumulated deficit number used in the Condensed Consolidated Statement of Stockholders’ Equity for the three months ended March 31, 2021 is $(156,492) instead of $(8,682). This error did not impact the unaudited condensed consolidated balance sheets, statements of cash flow, or notes to the financial statements as of, and for the three months ended March 31, 2021. The materiality of the error was assessed in accordance with the SEC’s Staff Accounting Bulletin 99 and the Company concluded that the previously issued condensed consolidated financial statements were not materially misstated. In accordance with the SEC’s Staff Accounting Bulletin 108, this immaterial error has been corrected and the revision will be presented prospectively here and in future filings.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The Company’s significant accounting policies, which are disclosed in the audited financial statements for the year ended December 31, 2021 and the notes thereto, are included in the Company’s Annual Report on Form 10-K that was filed with the SEC on March 24, 2022. There were no changes to significant accounting policies during the three and six months ended June 30, 2022.

Use of Estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, revenue recognition, the accrual of research and development expenses prior to the Merger and the valuation of stock-based awards. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts, and experience. Actual results may differ from those estimates or assumptions.

Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, revenue recognition, the accrual of research and development expenses, the valuation of common units prior to the Merger and the valuation of stock/unit-based awards. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts, and experience. Actual results may differ from those estimates or assumptions.

Restricted Cash
Restricted cash
Amounts included in restricted cash represent amounts pledged as collateral for Company credit cards and as part of the terms of its office and laboratory space lease. These amounts are classified as restricted cash in the Company’s condensed consolidated balance sheet. In December 2020, in connection with the Proteostasis Merger, the Company acquired Proteostasis’ restricted cash pledged as collateral for its office and laboratory space lease and amended its loan and security agreement to establish an escrow account in the amount of its Paycheck Protection Program loan. After forgiveness of the PPP Loan, in April 2021 the escrowed cash was released and reclassified into cash and cash equivalents. The cash pledged as collateral is classified as restricted cash in the Company’s condensed consolidated balance sheet as of June 30, 2022. Regarding the cash pledged as collateral related to the lease, because the restriction on that pledged cash is expected to lapse soon after July 31, 2022, due to the modification of the related lease (see Note 10), that amount has been presented as a current asset in the condensed consolidated balance sheet at June 30, 2022. As of June 30, 2022 and 2021, the cash and restricted cash of $12.7 million and $48.3 million, respectively, has been presented in the condensed consolidated statements of cash flows included cash and cash equivalents of $11.8 million and $47.4 million, respectively, and restricted cash of $0.9 million and $0.9 million, respectively.

Restricted cash
Amounts included in restricted cash represent amounts pledged as collateral for Company credit cards as part of the terms of the “Term Loan” (see note 8) and for its office and laboratory space lease. These amounts are classified as restricted cash (non-current) in the Company’s consolidated balance sheet. In December 2020, in connection with the Merger, the Company acquired Proteostasis’ restricted cash pledged as collateral for its office and laboratory space lease and amended its loan and security agreement to establish an escrow account in the amount of its Paycheck Protection Program loan. After forgiveness of the PPP Loan, in April 2021 the escrowed cash was released and reclassified into cash and cash equivalents. The cash pledged as collateral is classified as restricted cash (non-current) in the Company’s consolidated balance sheet as of December 31, 2021. As of December 31, 2021 and 2020, the cash and restricted cash of $36.0 million and $82.9 million, respectively, presented in the consolidated statements of cash flows included cash and cash equivalents of $35.1 million and $80.8 million, respectively, and restricted cash of $0.9 million and $2.1 million, respectively.

Fair value measurements
Fair value measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
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Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described above (see Note 3). The carrying values of the Company’s accounts payable and accrued expenses approximate their fair values due to the short-term nature of these liabilities. The carrying value of the Company’s long-term debt under its loan and security agreement approximates its fair value due to its variable interest rate.

Fair value measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
•
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

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Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described above (see Note 4). The carrying values of the Company’s accounts payable and accrued expenses approximate their fair values due to the short-term nature of these liabilities. The carrying value of the Company’s long-term debt under its loan and security agreement approximates its fair value due to its variable interest rate.